Hedging Transactions And Derivative Financial Instruments (Narrative) (Details) $ in Millions	Sep. 27, 2019 USD ($)
Derivative [Line Items]
Derivative notional amount	$ 1,956.5
Net investment hedging | Foreign currency contracts
Derivative [Line Items]
Derivative notional amount	$ 650.0